Summary of Fair Value of Derivative Instruments Reflected on Gross Basis on Condensed Consolidated Balance Sheets (Detail) - Interest Rate Swap - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Liabilities
Derivatives Fair Value [Line Items]
Liabilities	$ 3,671	$ 29,235
Assets
Derivatives Fair Value [Line Items]
Assets	2,514	47
Designated as Hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities	3,671	9,665
Designated as Hedges | Assets
Derivatives Fair Value [Line Items]
Assets	$ 2,514	47
Not designated as hedges | Liabilities
Derivatives Fair Value [Line Items]
Liabilities		$ 19,570